Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue
Other revenue	$ 67,902	$ 14,848	$ 6,169
Total revenue	675,256	447,616	336,054
Other income	435	363	1,014
Service cost
Procurement cost of hotel and packages services	169,347	173,919	165,264
Other cost of providing services	6,530		1,770
Personnel expenses	114,157	73,736	49,018
Marketing and sales promotion expenses	451,818	224,424	108,966
Other operating expenses	120,566	81,585	67,954
Depreciation, amortization and impairment	32,712	29,702	10,923
Result from operating activities	(219,439)	(135,387)	(66,827)
Finance income	5,189	45,268	1,586
Finance costs	3,901	18,289	20,327
Net finance income (costs)	1,288	26,979	(18,741)
Impairment in respect of an equity accounted investee	0	0	(959)
Share of loss of equity-accounted investees	(1,998)	(1,702)	(1,860)
Loss before tax	(220,149)	(110,110)	(88,387)
Income tax expense	(91)	(193)	(155)
Loss for the year	(220,240)	(110,303)	(88,542)
Items that will never be reclassified subsequently to profit or loss:
Remeasurement of defined benefit (asset) liability	(422)	(266)	(149)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations	(1,915)	48,618	(565)
Net change in fair value of available-for-sale financial assets	2,280	(809)	752
Total other comprehensive income that will be reclassified to profit or loss, net of tax	365	47,809	187
Other comprehensive income (loss) for the year, net of tax	(57)	47,543	38
Total comprehensive loss for the year	(220,297)	(62,760)	(88,504)
Loss attributable to:
Owners of the Company	(218,412)	(110,168)	(88,518)
Non-controlling interests	(1,828)	(135)	(24)
Loss for the year	(220,240)	(110,303)	(88,542)
Total comprehensive loss attributable to:
Owners of the Company	(218,450)	(62,629)	(88,465)
Non-controlling interests	(1,847)	(131)	(39)
Total comprehensive loss for the year	$ (220,297)	$ (62,760)	$ (88,504)
Loss per share (in USD)
Basic	$ (2.18)	$ (2.09)	$ (2.12)
Diluted	$ (2.18)	$ (2.09)	$ (2.12)
Air Ticketing [Member]
Revenue
Revenue from operations	$ 167,391	$ 118,514	$ 78,172
Hotels and Packages [Member]
Revenue
Revenue from operations	$ 439,963	$ 314,254	$ 251,713